Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Dec. 31, 2020	Dec. 31, 2019
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2020
Lease term		month-to-month basis
Operating lease rent expense			$ 125,000	$ 173,000
Chairperson, President, And Majority Stockholder [Member]
Lease agreement expiration date	Oct. 01, 2022
Monthly rent	$ 16,000
Computer storage and processing space [Member]
Lease payment description			The Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014, the service payments were $875,000 annually. From 2015 through 2019, the service payments were $1,050,000 annually.
Monthly lease payment increase			$ 35,000
Lease agreement expiration date			Oct. 30, 2025
Lease expenses			$ 1,070,000	$ 1,050,000